Annual Total Returns - FidelityAdvisorStockSelectorMidCapFund-RetailPRO - FidelityAdvisorStockSelectorMidCapFund-RetailPRO - Fidelity Advisor Stock Selector Mid Cap Fund - Fidelity Stock Selector Mid Cap Fund
Jan. 29, 2025
Bar Chart Table:
Annual Return 2015	(3.30%)
Annual Return 2016	10.65%
Annual Return 2017	20.12%
Annual Return 2018	(8.58%)
Annual Return 2019	29.59%
Annual Return 2020	13.05%
Annual Return 2021	23.25%
Annual Return 2022	(13.89%)
Annual Return 2023	17.15%
Annual Return 2024	12.49%